INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE 5:-	INVESTMENT IN AN AFFILIATED COMPANY

As of December 31, 2011 and 2012, the Company owned 26.6% and 26.4%, respectively, of MailVision's outstanding share capital.

	December 31,
	2011	2012

Invested in equity	$1,655	$1,655
Convertible and non-convertible loans	211	398
Accumulated net loss	(615)	(969)

Total investment	$1,251	$1,084

Balances and transactions with MailVision were as follows:

a.	Balances:

	December 31,
	2011	2012

Other receivables and prepaid expenses	$116	$-
Other payables and accrued expenses	$-	$492

b.	Transactions:

	Year ended December 31,
	2011	2012	2012

Amounts charged - cost of revenues	$417	$2,164	$1,414

As described in Note 19, in April 2013, the Company entered into an asset purchase agreement with MailVision.